FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurement [Abstract]
Fair value measurement of assets
The Company’s fair values of financial assets and liabilities were as follows:

	December 31, 2018
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$615.1	$615.1	$—	$—	$615.1
Short-term investments	119.0	119.0	—	—	119.0
Restricted cash	23.9	23.9	—	—	23.9
Marketable securities and warrants	15.3	6.9	2.4	6.0	15.3
Bond fund investments	1.0	1.0	—	—	1.0
Derivatives
Crude oil contracts	0.1	—	0.1	—	0.1
Embedded derivative	0.7	—	0.7	—	0.7
	$775.1	$765.9	$3.2	$6.0	$775.1
Liabilities
Derivatives
Currency contracts	$(5.3)	$—	$(5.3)	$—	$(5.3)
Crude oil contracts	(5.3)	—	(5.3)	—	(5.3)
Long-term debt - 7% Senior Notes[1]	(400.0)	(381.2)	—	—	(381.2)
	$(410.6)	$(381.2)	$(10.6)	$—	$(391.8)

	December 31, 2017
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$664.1	$664.1	$—	$—	$664.1
Restricted cash	24.5	24.5	—	—	24.5
Short-term investments	127.2	127.2	—	—	127.2
Marketable securities and warrants	24.2	18.8	5.4	—	24.2
Bond fund investments	1.9	1.9	—	—	1.9
Derivatives
Currency contracts	9.7	—	9.7	—	9.7
Crude oil contracts	8.8	—	8.8	—	8.8
Embedded derivative	6.8	—	6.8	—	6.8
	$867.2	$836.5	$30.7	$—	$867.2
Liabilities
Long-term debt - 7% Senior Notes[1]	$(400.0)	$(413.9)	$—	$—	$(413.9)

1
The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $5.0 million as at December 31, 2018 (December 31, 2017 – $5.8 million). The carrying amount of the long-term debt also excludes the embedded derivative.

Fair value measurement of liabilities
The Company’s fair values of financial assets and liabilities were as follows:

	December 31, 2018
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$615.1	$615.1	$—	$—	$615.1
Short-term investments	119.0	119.0	—	—	119.0
Restricted cash	23.9	23.9	—	—	23.9
Marketable securities and warrants	15.3	6.9	2.4	6.0	15.3
Bond fund investments	1.0	1.0	—	—	1.0
Derivatives
Crude oil contracts	0.1	—	0.1	—	0.1
Embedded derivative	0.7	—	0.7	—	0.7
	$775.1	$765.9	$3.2	$6.0	$775.1
Liabilities
Derivatives
Currency contracts	$(5.3)	$—	$(5.3)	$—	$(5.3)
Crude oil contracts	(5.3)	—	(5.3)	—	(5.3)
Long-term debt - 7% Senior Notes[1]	(400.0)	(381.2)	—	—	(381.2)
	$(410.6)	$(381.2)	$(10.6)	$—	$(391.8)

	December 31, 2017
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$664.1	$664.1	$—	$—	$664.1
Restricted cash	24.5	24.5	—	—	24.5
Short-term investments	127.2	127.2	—	—	127.2
Marketable securities and warrants	24.2	18.8	5.4	—	24.2
Bond fund investments	1.9	1.9	—	—	1.9
Derivatives
Currency contracts	9.7	—	9.7	—	9.7
Crude oil contracts	8.8	—	8.8	—	8.8
Embedded derivative	6.8	—	6.8	—	6.8
	$867.2	$836.5	$30.7	$—	$867.2
Liabilities
Long-term debt - 7% Senior Notes[1]	$(400.0)	$(413.9)	$—	$—	$(413.9)

1
The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $5.0 million as at December 31, 2018 (December 31, 2017 – $5.8 million). The carrying amount of the long-term debt also excludes the embedded derivative.

Fair value of marketable securities and warrants

Marketable securities included in level 3
Balance, December 31, 2017	$—
Shares received	6.0
Change in fair value reported in Other comprehensive income, net of income taxes	—
Balance, December 31, 2018	$6.0